Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–149.50%(a)
Alabama–1.76%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$20	$19,728
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,531,894
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	1,010	1,078,010
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	920	956,936
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,480	1,497,568
Series 2024 A, RB	5.00%	11/01/2035	1,675	1,749,491
Series 2025 A, RB(b)	5.00%	06/01/2035	1,105	1,130,352
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,494,153
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(c)	5.25%	05/01/2044	790	801,834
				10,259,966
Alaska–0.51%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(d)(e)(f)	5.25%	02/01/2050	2,500	2,617,111
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	357,496
				2,974,607
Arizona–2.31%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(c)	5.00%	07/01/2039	1,195	1,194,952
Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Campus); Series 2020 A, RB(c)	5.00%	12/15/2040	250	249,547
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	1,280	1,189,025
Series 2017, Ref. RB	5.00%	11/15/2045	980	751,466
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	681,918
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(c)	5.00%	07/01/2054	550	508,840
Series 2021, RB(c)	4.00%	07/01/2051	875	708,848
Mesa (City of), AZ Utility System Revenue; Series 2025, RB (INS - BAM)(f)	5.00%	07/01/2046	3,025	3,173,459
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(c)	5.00%	06/15/2052	360	314,804
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.25%	07/01/2048	1,175	1,119,903
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.00%	01/01/2048	3,370	3,545,465
				13,438,227
California–22.62%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,010	2,213,481
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	2,675	1,882,233
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,560,900
California (State of);
Series 2020, GO Bonds (INS - BAM)(e)	3.00%	11/01/2050	1,680	1,321,434
Series 2025, GO Bonds(f)	5.00%	03/01/2055	3,370	3,552,806
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,050	1,116,359
Series 2024, RB(b)	5.00%	04/01/2032	1,475	1,565,151
Series 2024, RB(b)	5.00%	10/01/2032	1,260	1,314,033
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	1,042,080
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$15,000
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,630	272,042
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, Ref. RB	4.00%	06/01/2050	4,175	3,744,220
California (State of) Housing Finance Agency (Social Certificates); Series 2021 A, RB	3.25%	08/20/2036	5	4,474
California (State of) Infrastructure & Economic Development Bank; Series 2003 A, RB(e)(f)	5.00%	07/01/2036	6,700	6,976,073
California (State of) Infrastructure & Economic Development Bank (Bay Area Toll Bridges); Series 2003 A, RB(f)(h)	5.00%	07/01/2036	3,300	3,435,976
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(d)	5.00%	12/31/2043	2,000	2,028,002
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 06/09/2020; Cost $251,586)(c)(i)(j)	5.00%	08/01/2039	250	188,426
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(d)	5.00%	07/01/2027	250	250,149
Series 2012, RB(c)(d)	5.00%	07/01/2030	190	190,109
Series 2012, RB(c)(d)	5.00%	07/01/2037	1,990	1,990,216
Series 2012, RB(c)(d)	5.00%	11/21/2045	2,325	2,325,257
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(c)	5.25%	12/01/2056	995	995,012
California Enterprise Development Authority; Series 2025, RB(f)	5.50%	11/01/2059	6,395	6,906,276
California Health Facilities Financing Authority; Series 2025, RB(f)(k)	5.00%	08/15/2051	4,375	4,593,480
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,360	1,249,515
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(c)	3.13%	08/01/2056	840	627,282
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	1,061,566
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	514,128
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	2,791,328
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	1,745,324
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,572,197
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,630,146
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	2,245	224,492
Los Angeles County Public Works Financing Authority;
Series 2025, RB(f)	5.25%	12/01/2050	2,095	2,263,633
Series 2025, RB(f)	5.25%	12/01/2054	780	836,194
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,665	1,277,391
Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	300	220,613
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(e)(g)	0.00%	08/01/2029	3,350	3,045,351
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	660	694,860
Series 2009 B, RB	6.50%	11/01/2039	585	721,406
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025, RB	5.50%	05/01/2055	2,125	2,281,312
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,265,774
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	3,825	2,946,362
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	4,120	3,043,437
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2036	300	212,149
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,785	1,207,935
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	7,840	7,407,812
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,332,188
Regents of the University of California Medical Center;
Series 2022 P, RB	4.00%	05/15/2053	5,430	5,042,842
Series 2022 P, RB	3.50%	05/15/2054	2,015	1,622,894
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,060	1,938,780
Series 2025, RB(d)(f)	5.00%	07/01/2048	2,525	2,579,350
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(d)	5.00%	05/01/2038	$675	$700,729
Series 2021 A, Ref. RB(d)	5.00%	05/01/2036	610	648,791
Series 2025, RB(d)	5.50%	05/01/2055	2,550	2,706,585
Series 2026 A, Ref. RB(d)	5.50%	05/01/2056	1,710	1,822,281
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(e)(g)	0.00%	09/01/2030	1,600	1,433,532
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,317,821
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,056,279
				131,525,468
Colorado–6.05%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(e)	4.50%	12/01/2058	2,390	2,289,795
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	832,885
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	958,201
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(c)	5.00%	12/01/2047	1,680	1,679,969
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	661,276
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,705	1,727,806
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,474,612
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(c)	5.00%	04/01/2035	1,260	1,363,821
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	492,224
Colorado Springs (City of), CO; Series 2024, RB(f)	5.25%	11/15/2053	5,000	5,296,245
Colorado State University Research Foundation (The Prospect); Series 2025 A, RB(c)	5.38%	03/01/2055	1,000	985,177
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(g)	0.00%	12/01/2033	1,700	1,023,111
Denver (City & County of), CO;
Series 2018 A, Ref. RB(d)	5.25%	12/01/2048	1,710	1,731,567
Series 2025, RB(d)(f)	5.00%	11/15/2047	1,985	2,033,312
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	412,086
Hogback Metropolitan District; Series 2021 A, GO Bonds	5.00%	12/01/2041	725	726,872
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	679	668,192
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	723	750,181
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	506,630
Parkdale Community Authority; Series 2025, Ref. RB (INS - AGI)(e)	5.50%	12/01/2055	1,000	1,043,768
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	407,154
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,255	1,257,504
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	507,455
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	845	867,858
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	325	325,606
Waterstone Metropolitan District No. 1; Series 2025 A, Ref. GO Bonds (INS - AGI)(e)	4.75%	12/01/2054	1,370	1,372,107
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	501,487
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	1,240	1,243,069
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	387,454
Series 2021 A-2, RB(l)	4.50%	12/01/2041	2,070	1,631,087
				35,158,511
District of Columbia–2.52%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	297,358
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,335	3,067,645
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,481,430
Washington Metropolitan Area Transit Authority;
Series 2025 A, RB(f)(k)	5.25%	07/15/2055	2,200	2,308,743
Series 2025, RB(f)(k)	5.25%	07/15/2053	7,185	7,506,133
				14,661,309
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–11.80%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(c)	5.00%	11/15/2061	$1,075	$904,913
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	500	437,760
Broward (County of), FL;
Series 2019 A, RB(d)	4.00%	10/01/2049	755	680,474
Series 2022 A, RB	4.00%	10/01/2047	1,525	1,478,010
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,525	2,235,121
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(e)	5.50%	03/01/2043	1,595	1,730,490
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2037	1,380	1,214,239
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,190	1,208,679
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(c)(d)(i)	12.00%	07/15/2028	750	210,000
Series 2024, Ref. RB (Acquired 04/26/2024-02/11/2025; Cost $1,882,124) (INS - AGI)(d)(e)(j)	5.00%	07/01/2044	1,830	1,805,242
Series 2024, Ref. RB (Acquired 04/02/2025-06/27/2025; Cost $3,650,086) (INS - AGI)(d)(e)(j)	5.25%	07/01/2053	3,655	3,630,215
Series 2024, Ref. RB (Acquired 04/26/2024; Cost $865,313)(d)(j)	5.50%	07/01/2053	850	603,500
Fort Lauderdale (City of), FL; Series 2024, RB(f)	5.50%	09/01/2053	2,525	2,715,135
Greater Orlando Aviation Authority;
Series 2017 A, RB(d)	5.00%	10/01/2052	510	510,786
Series 2024, RB(d)	5.25%	10/01/2048	1,675	1,756,724
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(d)	5.00%	10/01/2048	2,525	2,533,132
Hillsborough (County of), FL Industrial Development Authority; Series 2025, RB(f)	5.50%	11/15/2054	3,355	3,570,900
JEA Water & Sewer System; Series 2025, RB(f)	5.25%	10/01/2055	1,675	1,768,740
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	905	924,750
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,055	1,053,427
Series 2020 A, Ref. RB	5.75%	08/15/2055	285	279,701
Lee (County of), FL; Series 2026 A-1, RB(d)	5.50%	10/01/2056	2,720	2,847,604
Miami-Dade (County of), FL;
Series 2021, RB	4.00%	10/01/2051	3,150	2,872,798
Series 2022 A, Ref. RB(d)	5.25%	10/01/2052	1,300	1,323,365
Series 2023 A, Ref. RB(d)	5.00%	10/01/2047	840	853,901
Series 2025 A, RB(d)	5.50%	10/01/2055	445	468,021
Series 2025, RB(f)	5.00%	07/01/2052	2,320	2,381,657
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	2,525	2,365,468
Subseries 2021 B-1, Ref. RB(d)	4.00%	10/01/2050	985	864,506
Miami-Dade (County of), FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	2,385	2,462,021
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	1,675	1,742,749
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2044	1,000	409,830
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2048	1,500	466,433
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2051	600	154,454
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	110,032
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	84,126
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center); Series 2025, RB	5.25%	11/01/2055	835	841,115
Palm Coast (City of), FL utility Revenue; Series 2026, RB(f)	5.00%	10/01/2056	10,450	10,800,004
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,345	1,168,837
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	761,277
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,294,897
Tampa (City of), FL; Series 2020 A, RB(g)	0.00%	09/01/2049	5,669	1,781,689
Waterset South Community Development District; Series 2026, RB	5.65%	05/01/2056	1,275	1,289,060
				68,595,782
Georgia–1.91%
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2056	2,210	2,302,785
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,133,079
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	$1,235	$1,251,613
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	1,260	1,262,653
Series 2023 B, RB(b)	5.00%	03/01/2030	1,760	1,859,042
Series 2024 B, RB(b)	5.00%	03/01/2032	1,685	1,816,604
Series 2024 E, RB(b)	5.00%	12/01/2032	1,400	1,485,793
				11,111,569
Hawaii–1.35%
Hawaii (State of);
Series 2025, RB(f)	5.50%	07/01/2052	3,830	4,042,107
Series 2025, RB(d)(f)	5.50%	07/01/2054	1,890	2,012,530
Hawaii (State of) Airports System; Series 2013, COP(d)	5.00%	08/01/2028	1,775	1,786,942
				7,841,579
Idaho–0.86%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,800	1,322,915
Idaho Housing & Finance Association; Series 2025, RB(f)	5.00%	08/15/2049	3,480	3,657,747
				4,980,662
Illinois–3.34%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	360	378,861
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,468,244
Series 2024 A, RB(d)	5.50%	01/01/2059	2,115	2,189,785
Series 2025 E, RB(d)	5.50%	01/01/2055	1,700	1,765,838
Series 2026 A, RB	5.25%	01/01/2056	3,060	3,198,187
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,000	896,103
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	715	718,701
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,751,092
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,177,907
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,106,035
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	5.50%	08/01/2043	580	615,965
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	683	640,182
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB(b)(h)	5.00%	06/01/2026	2,440	2,440,000
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	1,060	1,080,910
				19,427,810
Indiana–0.62%
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	1,010	915,134
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	765	686,197
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2012, RB(d)	5.75%	08/01/2042	240	240,233
Northern Indiana Commuter Transportation District; Series 2024, RB	5.25%	01/01/2049	1,655	1,771,747
				3,613,311
Iowa–0.34%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	426,068
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,265	1,265,295
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	262,244
				1,953,607
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	895,195
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,000	1,007,908
				1,903,103
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.46%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(c)(d)	4.70%	01/01/2052	$665	$630,335
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,995
Series 2015 A, RB	5.00%	07/01/2040	1,915	1,916,335
Series 2015 A, RB	5.00%	01/01/2045	1,245	1,245,541
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	1,000	903,974
Kentucky (Commonwealth of) Public Energy Authority;
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,685	1,796,850
Series 2025 B, RB	5.00%	12/01/2033	850	874,411
				8,478,441
Louisiana–0.88%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(c)	3.90%	11/01/2044	705	643,855
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(d)	5.50%	09/01/2059	2,615	2,665,100
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,675	1,797,118
				5,106,073
Maryland–1.14%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.50%	02/15/2047	1,500	1,430,081
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2055	1,000	845,024
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	1,015	1,060,802
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(d)	5.25%	06/30/2055	1,420	1,422,111
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	693,328
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	4.25%	11/01/2037	175	169,940
Tender Option Bond Trust Receipts/Certificates; Series 2026, VRD RB(c)(m)	2.30%	08/15/2033	1,000	1,000,000
				6,621,286
Massachusetts–1.41%
Massachusetts (Commonwealth of); Series 2024, RB(f)	5.00%	06/01/2053	5,155	5,324,843
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.50%	12/01/2056	1,700	1,809,668
Massachusetts (Commonwealth of) Port Authority; Series 2021 E, RB(d)	5.00%	07/01/2046	1,055	1,082,044
				8,216,555
Michigan–3.39%
Academy of Warren; Series 2020 A, RB(c)	5.00%	05/01/2035	245	244,718
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	256,510
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2052	2,360	2,038,041
Michigan (State of); Series 2024, RB(f)	5.50%	11/15/2049	4,560	4,908,678
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	280	282,695
Series 2020, Ref. RB	5.00%	06/01/2045	490	469,714
Michigan (State of) Housing Development Authority;
Series 2025, RB(f)	5.10%	10/01/2053	1,950	1,980,364
Series 2025, RB(f)	5.10%	06/01/2056	2,980	3,042,407
Series 2025, RB(f)	5.40%	10/01/2060	3,125	3,236,679
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(d)	4.00%	10/01/2026	2,025	2,026,603
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2026	385	85,855
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, RB(d)	5.75%	12/01/2050	1,065	1,155,583
				19,727,847
Minnesota–0.50%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	370,315
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	590	592,283
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group); Series 2024, RB	5.25%	01/01/2054	$1,560	$1,603,796
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	430	315,840
				2,882,234
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(e)	5.25%	03/01/2055	840	861,958
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,115	749,094
				1,611,052
Missouri–2.12%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(d)	5.00%	03/01/2046	4,700	4,745,244
Series 2019 B, RB (INS - AGI)(d)(e)	5.00%	03/01/2049	1,005	1,010,541
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	453,116
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	339,381
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,000,679
Series 2013 A, RB	5.50%	09/01/2033	1,160	1,161,499
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,820	1,852,911
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	6.00%	10/01/2049	770	773,267
				12,336,638
Nebraska–1.26%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,824,546
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	840	879,228
Omaha Public Power District; Series 2025, RB(f)(k)	5.25%	02/01/2053	2,495	2,626,129
				7,329,903
Nevada–1.23%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(f)	5.00%	07/01/2053	5,295	5,467,475
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	1,185	1,256,458
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(b)(c)(d)	12.00%	11/02/2026	725	406,000
				7,129,933
New Hampshire–0.46%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,582	1,608,483
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,025	1,044,083
				2,652,566
New Jersey–4.45%
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(d)	5.25%	09/15/2029	150	150,192
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(d)	5.38%	01/01/2043	2,250	2,252,513
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,990	1,874,672
New Jersey (State of) Transportation Trust Fund Authority; Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	14,305	14,087,098
New Jersey (State of) Turnpike Authority; Series 2025 A, RB	5.25%	01/01/2050	1,300	1,399,537
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,895	2,873,308
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,675	1,677,201
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,575	1,530,971
				25,845,492
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–17.66%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(c)(d)(n)	5.25%	12/31/2033	$500	$505,181
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	5.00%	01/01/2035	1,475	1,476,929
Empire State Development Corp.; Series 2025, RB(f)	5.00%	03/15/2050	3,780	3,906,438
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,041,075
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,363,376
New York & New Jersey (States of) Port Authority; Series 2020 221, RB(d)	4.00%	07/15/2060	2,340	2,035,814
New York (City of), NY;
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2038	1,355	1,482,950
Subseries 2022 D-1, GO Bonds(f)	5.25%	05/01/2042	2,305	2,482,122
Subseries 2023 E-1, RB(f)	5.25%	04/01/2047	1,500	1,580,776
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,670	1,530,449
New York (City of), NY Transitional Finance Authority; Series 2023 F-1, RB	4.00%	02/01/2051	2,535	2,325,733
New York (State of) Dormitory Authority; Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,735,580
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2028	2,900	3,064,936
Series 2005 A, RB (INS - AMBAC)(e)	5.50%	05/15/2029	2,455	2,661,695
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,635	3,301,549
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS - BHAC)(e)	5.50%	07/01/2031	1,040	1,118,978
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	340	360,538
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2055	4,175	3,764,795
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,790	4,337,440
Series 2019 B, RB (INS - AGI)(e)	4.00%	01/01/2050	2,625	2,407,311
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,495	2,352,256
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	221,744
Series 2010 A, RB(c)	6.25%	06/01/2041	1,277	1,260,630
New York Counties Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,576,246
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,058,706
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	6,095	6,099,952
New York State Dormitory Authority; Series 2025, RB(f)	5.50%	03/15/2053	3,735	4,043,137
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	350	350,217
Series 2016, Ref. RB(d)	5.00%	08/01/2031	1,340	1,339,966
Series 2020, Ref. RB(d)	5.25%	08/01/2031	410	428,027
Series 2020, Ref. RB(d)	5.38%	08/01/2036	960	999,955
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(d)	5.00%	01/01/2033	2,075	2,120,565
Series 2018, RB(d)	5.00%	01/01/2034	1,295	1,321,419
Series 2018, RB(d)	5.00%	01/01/2036	1,240	1,261,857
Series 2020, RB(d)	4.38%	10/01/2045	1,160	1,110,972
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(d)	5.38%	06/30/2060	2,160	2,170,404
Series 2024, RB(d)	5.50%	06/30/2054	1,560	1,582,053
Series 2024, RB(d)	5.50%	06/30/2060	1,610	1,631,130
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB (INS - AGI)(d)(e)	5.50%	06/30/2059	1,690	1,749,547
Series 2025, RB(d)	6.00%	06/30/2059	1,690	1,782,222
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(d)	5.00%	07/01/2046	3,055	3,054,984
Series 2016 A, RB(d)	5.25%	01/01/2050	1,660	1,660,107
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(d)	5.00%	12/01/2038	1,265	1,333,642
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(d)	5.50%	12/31/2060	65	66,042
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	$1,435	$1,452,403
Triborough Bridge & Tunnel Authority; Series 2025, RB(f)	5.50%	11/15/2053	2,730	2,947,668
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	763,656
Series 2025, RB(f)	5.25%	05/15/2062	5,270	5,449,033
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	505	543,017
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,468,320
				102,683,542
North Carolina–0.17%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(e)(g)	0.00%	01/01/2052	3,500	1,000,828
North Dakota–0.31%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,155	1,016,300
Series 2017 C, RB	5.00%	06/01/2053	895	762,636
				1,778,936
Ohio–5.55%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,140	3,613,411
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,300	6,636,668
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2028	3,845	3,541,895
Series 2008 B-2, RB (INS - NATL)(e)(g)	0.00%	11/15/2038	2,800	1,600,250
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	390	395,925
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(d)	5.50%	01/01/2050	2,820	2,985,257
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,805	1,805,840
Series 2017, Ref. RB	5.00%	02/15/2057	1,915	1,780,434
Series 2017, Ref. RB	5.50%	02/15/2057	795	795,175
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(e)	5.25%	12/01/2054	980	1,016,444
Franklin (County of), OH; Series 2025, RB(f)	5.25%	11/01/2055	2,045	2,134,414
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,470,477
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,395	1,394,907
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,159,380)(c)(i)(j)	6.00%	04/01/2038	1,183	14,784
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	919,987
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,190,261
				32,296,129
Oklahoma–2.16%
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation); Series 2026, Ref. RB	5.25%	07/01/2056	1,700	1,810,227
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,775	3,788,332
Oklahoma (State of) Turnpike Authority; Series 2025, RB(f)	5.25%	01/01/2050	1,500	1,604,314
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	4,040	4,376,460
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(d)	5.50%	06/01/2035	335	335,049
Series 2001 C, Ref. RB(d)	5.50%	12/01/2035	635	635,093
				12,549,475
Ontario–0.13%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	743	755,084
Oregon–0.39%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	755	752,550
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(d)	5.50%	07/01/2053	1,430	1,497,565
				2,250,115
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–3.23%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	$835	$776,423
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	1,320	1,392,296
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2046	510	517,958
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(d)	5.25%	06/30/2053	2,015	2,038,688
Series 2022, RB (INS - AGI)(d)(e)	5.00%	12/31/2057	1,005	1,010,293
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2023 A-2, RB	4.00%	05/15/2048	545	490,558
Series 2026 A, Ref. RB	5.25%	12/15/2051	2,210	2,309,304
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2039	1,500	1,570,664
Series 2021 A, RB	4.00%	12/01/2050	925	834,971
Series 2025 B, RB(f)	5.25%	12/01/2055	4,250	4,521,161
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(b)(h)	5.00%	05/01/2027	595	607,304
Series 2017, RB	5.00%	11/01/2047	610	610,063
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,728,738
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(c)	5.00%	06/15/2050	400	375,278
				18,783,699
Puerto Rico–4.86%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,655	1,680,114
Series 2002, RB	5.63%	05/15/2043	1,825	1,850,568
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	1,162,139
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	312,910
Series 2008 A, RB(g)	0.00%	05/15/2057	20,785	960,880
Series 2008 B, RB(g)	0.00%	05/15/2057	37,725	1,180,245
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,256,964
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	968,757
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	605	576,620
Subseries 2022, RN(g)	0.00%	11/01/2043	111	76,788
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(e)	4.75%	07/01/2033	850	847,883
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2029	1,900	1,922,280
Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	1,365	1,396,112
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,274,586
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,647,886
Series 2018 A-1, RB(g)	0.00%	07/01/2046	8,320	3,036,935
Series 2018 A-1, RB(g)	0.00%	07/01/2051	10,905	2,928,824
Series 2018 A-1, RB	4.75%	07/01/2053	1,454	1,400,738
Series 2018 A-1, RB	5.00%	07/01/2058	1,946	1,923,026
Series 2019 A-2, RB	4.33%	07/01/2040	1,055	1,052,008
Series 2019 A-2, RB	4.78%	07/01/2058	840	809,217
				28,265,480
Rhode Island–0.50%
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2035	700	700,408
Series 2015 B, Ref. RB	5.00%	06/01/2050	2,180	2,179,486
				2,879,894
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.78%
Dorchester (County of), SC; Series 2023, RB	5.50%	10/01/2051	$1,110	$1,100,277
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,975	2,116,408
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	505	535,785
South Carolina (State of) Public Service Authority;
Series 2015 E, Ref. RB	5.25%	12/01/2055	3,800	3,799,957
Series 2026 A, RB	5.25%	12/01/2056	1,020	1,063,143
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	1,685	1,752,025
				10,367,595
South Dakota–0.76%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,020	2,028,168
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	1,265	1,267,229
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,075	1,100,037
				4,395,434
Tennessee–3.12%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System); Series 2024, Ref. RB	5.25%	12/01/2054	1,880	1,947,250
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,780	1,819,904
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,080	1,938,697
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(f)	6.00%	12/01/2054	2,925	3,198,279
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,175	2,908,033
Memphis (City of), TN Memphis Light Gas & Water Division Electr; Series 2025, RB(f)	5.00%	12/01/2055	1,475	1,524,558
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(d)	5.00%	07/01/2054	380	382,108
Series 2026 B, RB(d)	5.25%	07/01/2056	1,700	1,750,945
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,505	2,657,897
				18,127,671
Texas–20.37%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,294,537
Austin (City of), TX; Series 2022, RB(d)	5.25%	11/15/2047	1,170	1,214,674
Austin Community College District; Series 2025, GO Bonds(f)	5.25%	08/01/2055	2,490	2,612,106
Caddo Mills Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,130	1,065,135
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,217,975
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.25%	02/15/2049	510	530,629
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,685	1,613,295
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(d)	5.50%	11/01/2050	1,535	1,629,010
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	4,025,982
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,050	2,840,818
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	1,790	1,636,197
Greater Texoma Utility Authority (City of Sherman); Series 2023, RB (INS - AGI)(e)	4.25%	10/01/2053	1,430	1,314,838
Harris (County of), TX; Series 2025, RB(f)(k)	5.25%	08/15/2054	3,740	3,965,975
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(d)(e)	5.25%	07/01/2048	1,725	1,794,245
Series 2026 C, Ref. RB (INS - AGI)(e)	5.25%	09/01/2051	425	449,051
Series 2026 C, Ref. RB	5.25%	09/01/2051	425	445,500
Series 2026 C, Ref. RB (INS - AGI)(e)	5.50%	09/01/2058	850	906,025
Series 2026 C, Ref. RB	5.50%	09/01/2058	850	898,928
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(d)	5.50%	07/15/2038	1,420	1,517,631
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(d)	4.00%	07/01/2041	585	548,317
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(d)	5.00%	07/15/2028	500	513,394
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	$3,975	$3,945,038
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	5,015	4,830,970
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,390	1,310,210
Lower Colorado River Authority; Series 2026, Ref. RB	5.25%	05/15/2056	1,490	1,564,683
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	1,860	1,969,518
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(c)(d)	4.63%	10/01/2031	1,815	1,818,598
New Hope Cultural Education Facilities Finance Corp.; Series 2025, RB(f)	5.50%	08/15/2049	3,370	3,639,731
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	532,119
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,420,674
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,420	1,431,184
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2051	1,235	972,761
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	1,020	1,021,125
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,555,104
Series 2020, RB	5.25%	10/01/2055	2,265	2,187,581
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	16,400	15,670,925
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,725	2,528,040
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	3,550	3,088,501
San Antonio (City of), TX;
Series 2024 C, RB	5.50%	02/01/2049	845	913,561
Series 2025, RB(f)	5.25%	02/01/2046	1,300	1,392,406
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	2,265	2,267,521
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	2,475	2,477,284
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,454,339
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	3,270	3,003,728
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,880	1,880,280
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,801,783)(i)(j)	6.38%	02/15/2048	1,785	1,450,312
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	85,162
Series 2020, Ref. RB	6.75%	11/15/2051	85	79,998
Series 2020, Ref. RB	6.88%	11/15/2055	85	81,070
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2037	1,250	766,551
Series 2019, RB(g)	0.00%	08/01/2039	1,400	767,781
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	6,800	6,566,870
Series 2002, RB(g)(h)	0.00%	08/15/2027	200	193,049
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	3,340	3,485,944
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(d)	5.50%	12/31/2058	1,000	1,034,711
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	2,765	2,974,589
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,000
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(e)	4.00%	02/15/2053	3,365	3,011,751
				118,412,931
Utah–2.37%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	4.00%	03/01/2051	500	413,916
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(f)(k)	5.50%	06/01/2050	1,900	2,066,713
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	416,484
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2021 A, RB(d)	5.00%	07/01/2046	$840	$859,997
Series 2023 A, RB(d)	5.25%	07/01/2048	1,000	1,036,470
Series 2023 A, RB(d)	5.50%	07/01/2053	2,900	3,033,466
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	2,025	1,830,605
Utah Housing Corp.; Series 2025, RB (CEP - GNMA)(f)	5.00%	01/01/2054	4,073	4,131,517
				13,789,168
Virginia–2.38%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,090	1,906,031
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(e)	5.25%	07/01/2048	1,305	1,375,646
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(c)	5.00%	09/01/2045	505	505,991
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(d)	5.00%	01/01/2037	4,145	4,344,901
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(d)	5.00%	12/31/2047	1,400	1,417,151
Series 2022, Ref. RB(d)	5.00%	12/31/2057	790	778,287
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(d)	5.00%	12/31/2049	1,155	1,146,924
Series 2017, RB(d)	5.00%	12/31/2056	2,420	2,366,250
				13,841,181
Washington–4.14%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(e)	5.50%	12/01/2060	910	974,045
Kent (City of), WA; Series 2026, Ref. GO Bonds	5.25%	12/01/2056	555	593,325
Seattle (City of), WA; Series 2023, RB(f)	5.00%	07/01/2052	5,000	5,148,973
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,668,527
Washington (State of); Series 2004 F, GO Bonds (INS - AMBAC)(e)(g)	0.00%	12/01/2029	5,100	4,610,653
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	840	889,200
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,440	3,449,088
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.50%	09/01/2055	2,315	2,441,097
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	645	650,812
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(e)	5.25%	07/01/2064	840	851,186
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2046	435	405,722
Series 2016 A, Ref. RB(c)	5.00%	07/01/2051	360	320,722
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,134	1,092,081
				24,095,431
West Virginia–0.44%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB (Acquired 04/30/2020; Cost $777,422)(c)(j)	7.50%	06/01/2043	815	860,693
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,708,418
				2,569,111
Wisconsin–4.28%
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(c)	6.88%	04/01/2051	525	513,432
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(e)(g)	0.00%	12/15/2050	6,520	2,005,324
Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	19,890	3,607,236
Series 2022, RB(c)	5.25%	12/15/2061	1,705	1,676,732
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group); Series 2021, RB	4.00%	08/15/2051	2,805	2,457,739
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,340,789
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority;
Series 2022, RB(c)	6.00%	06/01/2062	$780	$764,825
Series 2025, RB(d)	6.50%	12/31/2065	2,530	2,810,001
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(c)(i)	6.75%	08/01/2031	900	630,000
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	713	713,674
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes); Series 2025, RB(d)	5.75%	12/31/2065	855	886,772
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(c)	5.13%	06/15/2039	650	649,982
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(i)	6.38%	01/01/2048	640	288,000
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,682,683
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,669,237
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	750	750,593
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,459,830
				24,906,849
Total Municipal Obligations (Cost $859,158,150)				869,132,084
			Shares
Exchange-Traded Funds–0.59%
Invesco Intermediate Municipal ETF(o)			27,500	1,424,087
Invesco Rochester High Yield Municipal ETF(o)			39,141	1,995,463
Total Exchange-Traded Funds (Cost $3,410,638)				3,419,550

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 11/26/2035 (Cost $0)(p)			6,030	10,553
TOTAL INVESTMENTS IN SECURITIES(q)–150.09% (Cost $862,568,788)				872,562,187
FLOATING RATE NOTE OBLIGATIONS–(22.25)%
Notes with interest and fee rates ranging from 2.12% to 3.02% at 05/31/2026 and contractual maturities of collateral ranging from 07/01/2033 to 05/15/2062(r)				(129,370,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(28.91)%				(168,072,378)
OTHER ASSETS LESS LIABILITIES–1.07%				6,249,256
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$581,369,065
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $47,100,169, which represented 8.10% of the Trust’s Net Assets.

(d)	Security subject to the alternative minimum tax.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Trust.
(g)	Zero coupon bond issued at a discount.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $2,781,522, which represented less than 1% of the Trust’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at May 31, 2026 was $8,553,172, which represented 1.47% of the Trust’s Net Assets.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $16,417,370. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2026.

	Value February 28, 2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$1,444,988	$-	$-	$(20,901)	$-	$1,424,087	$12,696
Invesco Rochester High Yield Municipal ETF	2,014,587	-	-	(19,124)	-	1,995,463	25,540
Total	$3,459,575	$-	$-	$(40,025)	$-	$3,419,550	$38,236

(p)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(q)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	11.87%

(r)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the
Trust’s investments with a value of $181,654,508 are held by TOB Trusts and serve as collateral for the $129,370,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$869,132,084	$—	$869,132,084
Exchange-Traded Funds	3,419,550	—	—	3,419,550
Common Stocks & Other Equity Interests	—	—	10,553	10,553
Total Investments	$3,419,550	$869,132,084	$10,553	$872,562,187
Invesco Value Municipal Income Trust